LONG-TERM INVESTMENTS (Equity Method Investments) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2017 CNY (¥) Director	Dec. 31, 2021 CNY (¥) Director	Dec. 31, 2021 USD ($) Director	Dec. 31, 2018 CNY (¥)	Jul. 31, 2021	Aug. 31, 2020	Mar. 31, 2018
Investment Holdings [Line Items]
Cash consideration					¥ 21,900	$ 3,437
Price of repurchased shares					81,638
Share of losses of equity method investments					¥ 596	$ 94
Beijing Lianxinzhihui Technology Co., Ltd.
Investment Holdings [Line Items]
Equity interest, equity method investment ( as a percent)					15.93%	15.93%
Shanghai Yuhuan Information System Co., Ltd.
Investment Holdings [Line Items]
Equity interest, equity method investment ( as a percent)										1.44%
Ronglian Yitong | Beijing Lianxinzhihui Technology Co., Ltd.
Investment Holdings [Line Items]
Equity interest, equity method investment ( as a percent)				16.00%
Cash consideration				¥ 4,500
Number of directors, right to appoint | Director				1
Number of total directors | Director				3
Price of repurchased shares			¥ 1,500
Share of losses of equity method investments					¥ 696
Impairment loss of investments							¥ 2,304
Ronglian Yitong | Sichuan Xingneng Ronglian Technology Co., Ltd.
Investment Holdings [Line Items]
Equity interest, equity method investment ( as a percent)								49.00%
Cash consideration				¥ 4,900
Share of losses of equity method investments					(117)
Other than temporary loss for the investments recognized					¥ 1,941
Ronglian Yitong | Shanghai Keshen Information Technology Co., Ltd.
Investment Holdings [Line Items]
Equity interest, equity method investment ( as a percent)		20.00%
Cash consideration		¥ 15,000
Number of directors, right to appoint | Director					1	1
Number of total directors | Director					3	3
Share of losses of equity method investments					¥ 479
Impairment loss of investments		¥ 406
Ronglian Yitong | Beijing Lianxinzhihui Technology Co., Ltd.
Investment Holdings [Line Items]
Price of repurchased shares	¥ 1,500
Impairment loss of investments							¥ 2,300
Ronglian Huitong | Hangzhou Paileyun Technology Co., Ltd.
Investment Holdings [Line Items]
Equity interest (as a percent)									3.00%